DEAN WITTER NEW YORK TAX-FREE INCOME FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW
                                           YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995

DEAR SHAREHOLDER:

Bonds rallied significantly during 1995. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 slowed economic growth and caused bonds to advance throughout the year. The trend toward lower long-term interest rates was aided by the central bank's easing of short-term interest rates in July and December.

MUNICIPAL MARKET CONDITIONS

Long-term municipal bond yields declined from 6.97 percent in December 1994 to
5.71 percent at the end of December 1995, as tracked by The Bond Buyer Revenue Bond Index*. This 126 basis point drop in yield corresponded to a 10 percent price increase for callable municipal bonds with 30-year maturities. Yields on 1-year municipal notes experienced a similar move, declining from 4.95 to 3.60 percent. At the end of the year, the yield pickup for extending maturity from 1-year (3.60%) to 30-years (5.71%) was 211 basis points.

Tax-exempt bond prices began the year by outperforming the prices of U.S. Treasury bonds, but gradually deteriorated. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring, the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused the yield ratio to move above 90 percent during the summer and end the year at 95 percent. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

Despite a resurgence in new issue volume in the second half of 1995, the municipal market continued to experience consolidation. Municipal

--------------------------------------------------------------
*THE BOND BUYER Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

underwriting was down 25 percent through June 1995, but ended the year only 5 percent below 1994's level. This followed a 44 percent drop in volume for all of 1994. Lower underwriting volume and diminished profitability caused several major dealers to withdraw from the municipal business.

TAX REFORM
Flat-tax advocates have generated increased publicity for their proposals and have influenced the municipal market since early 1995. Most tax-reform discussions have been based on concepts containing broad assumptions and lacking specific details. The various plans seek to simplify the tax process, but raise questions about the fairness of changing from a progressive tax structure. Flat-tax
                                                    [GRAPHIC]
proposals call for the elimination of
deductions of mortgage interest,
charitable contributions, property
taxes, and state and local income
taxes. As politicians have focused more
on tax reform as an issue in the 1996
elections, media coverage has expanded
from the financial page to the front
page. Municipal bonds have periodically
come under political pressure in the
past. For example, prior to passage of
major tax reform legislation in 1986,
municipal yields briefly exceeded
taxable yields.
                                                    [GRAPHIC]
Flat-tax proposals would also affect
municipal credits. If mortgage interest
and property tax deductions were
eliminated, municipalities would
experience a decline in their property
tax base. The loss of state and local
income tax deductions would increase
the relative economic disadvantage that
high-tax states already face. The flat
tax represents an attempt to shift tax
accountability from the federal level
to local governments. Taxpayer
recognition of the extent of the
changes under consideration may impede
the passage of comprehensive tax
reform.

PERFORMANCE
                                                    [GRAPHIC]
Dean Witter New York Tax-Free Income
Fund's total return for the fiscal year
ended December 31, 1995 was 16.59
percent. The Fund's net asset value
adjusted for December's capital gains
distribution increased from $10.83 to
$11.96 per share. Tax-free dividends
totaling approximately $0.54 per share
were paid during the year.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

Since inception (April 25, 1985) the Fund has provided shareholders with an average annual total return of 8.47 percent. The accompanying chart illustrates the performance of a $10,000 investment in the Fund for the 10 years ended December 31, 1995, versus the performance of a similar hypothetical investment in the issues comprising the Lehman Brothers Municipal Bond Index.

PORTFOLIO STRUCTURE
On December 31, 1995, the Fund's $217 million in net assets was diversified among 12 long-term municipal sectors and 35 credits. The three largest sectors - educational facilities revenue, industrial
                                                    [GRAPHIC]
development/pollution control revenue
and general obligation bonds -
represented approximately 40 percent of
the portfolio. Bonds callable in the
next four years were reduced from 25 to
18 percent of the portfolio. As a
result, call protection improved from 7
to 8 years on average. The average
maturity of the long-term portfolio
moved from 18 to 19 years. The credit
quality of the portfolio is illustrated
at the right.

LOOKING AHEAD
                                                    [GRAPHIC]
The slower pace of economic growth in
1995 and the Federal Reserve Board's
latest interest rate moves have
improved bond-market expectations. The
decreasing supply of new issues,
combined with significant maturities
and calls for redemptions, should
continue to be positive for the
municipal market. However,
tax-reduction proposals are likely to
continue to receive publicity and cloud
the outlook for tax-exempt bonds. With
long-term municipal securities yielding
more than 90 percent of the yield on
U.S. Treasuries, the market has already
begun the process of discounting the
risk that a flat tax might eventually
become law.

We appreciate your ongoing support of Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENT DECEMBER 31, 1995

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON     MATURITY
 THOUSANDS                                                                                                RATE        DATE
-----------------------------------------------------------------------------------------------------------------------------

             NEW YORK EXEMPT MUNICIPAL BONDS (97.0%)
             GENERAL OBLIGATION (10.6%)
             New York City,
 $   3,500     Various Purpose 1973..................................................................      3.50 %    05/01/01
     2,500     Various Purpose 1973..................................................................      3.50      05/01/03
     4,000     1990 Ser D............................................................................      6.00      08/01/06
     3,260     1996 Refg Ser E.......................................................................      5.50      02/15/08
     3,000   New York State, Refg Ser 1995 B.........................................................      5.70      08/15/13
     8,800   Puerto Rico, Pub Impr Refg Ser 1987 A...................................................      3.00      07/01/06
-----------
    25,060
-----------
             EDUCATIONAL FACILITIES REVENUE (15.2%)
             New York State Dormitory Authority,
     5,000     Canisius College Ser 1995 (CAPMAC)....................................................      5.60      07/01/23
     2,150     City University Ser U.................................................................      6.375     07/01/08
     3,000     City University Ser 1993 A............................................................      5.75      07/01/09
     5,000     City University Ser 1993 F............................................................      5.50      07/01/12
     3,000     State University Ser 1989 B...........................................................      0.00      05/15/05
    10,000     State University Ser 1993 C...........................................................      5.375     05/15/13
     2,000     State University Ser 1993 A...........................................................      5.25      05/15/15
     4,000     University of Rochester Ser 1987......................................................      6.50      07/01/09
-----------
    34,150
-----------
             ELECTRIC REVENUE (5.7%)
     5,000   New York State Power Authority, Ser CC..................................................      5.00      01/01/14
     8,000   Puerto Rico Electric Power Authority, Power Ser O.......................................      5.00      07/01/12
-----------
    13,000
-----------
             HOSPITAL REVENUE (4.5%)
     9,800   New York State Medical Care Facilities Finance Agency, Insured Hospital & Nursing
               Home-FHA Ins Mtge 1993 Ser B..........................................................      5.50      02/15/22
-----------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (14.3%)
     4,500   New York City Industrial Development Agency, 1990 American Airlines Inc (AMT)...........      8.00      07/01/20
             New York State Energy Research & Development Authority,
     3,000     Brooklyn Union Gas Co 1993 Ser B......................................................      6.368     04/01/20
    11,000     Brooklyn Union Gas Co 1991 Ser (AMT)..................................................      6.952     07/01/26
     4,000     Consolidated Edison Co of New York Inc Ser 1986 A (AMT)...............................      7.50      11/15/21
     1,000     Long Island Lighting Co 1990 Ser A (AMT)..............................................      7.15      06/01/20
     5,000     New York State Electric & Gas Corp 1987 Ser A (AMT) (MBIA)............................      6.15      07/01/26
-----------
    28,500
-----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------

 $   3,500   $     3,163,125
     2,500         2,142,575
     4,000         4,024,040
     3,260         3,167,155
     3,000         3,117,750
     8,800         7,336,736
             ---------------
-----------
                  22,951,381
    25,060
             ---------------
-----------

     5,000         5,033,700
     2,150         2,286,934
     3,000         3,079,470
     5,000         4,914,900
     3,000         1,813,530
    10,000         9,665,200
     2,000         1,929,180
     4,000         4,182,840
             ---------------
-----------
                  32,905,754
    34,150
             ---------------
-----------

     5,000         4,844,200
     8,000         7,594,640
             ---------------
-----------
                  12,438,840
    13,000
             ---------------
-----------

     9,800
                   9,785,790
             ---------------
-----------

     4,500         4,888,125

     3,000         3,208,500
    11,000        12,337,050
     4,000         4,170,280
     1,000         1,027,430
     5,000         5,270,000
             ---------------
-----------
                  30,901,385
    28,500
             ---------------
-----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENT DECEMBER 31, 1995, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON     MATURITY
 THOUSANDS                                                                                                RATE        DATE
-----------------------------------------------------------------------------------------------------------------------------
             MORTGAGE REVENUE - MULTI-FAMILY (2.8%)
             New York City Housing Development Corporation,
 $   2,390     East Midtown Proj-FHA Insured Sec 223.................................................      6.50 %    11/15/18
     1,000     Gen Hsg Ser A (AMBAC).................................................................      6.50      05/01/06
     2,396     Ruppert Proj-FHA Insured Sec 223......................................................      6.50      11/15/18
-----------
     5,786
-----------
             MORTGAGE REVENUE - SINGLE FAMILY (5.1%)
             New York State Mortgage Agency, Homeowner
     4,500     Ser 27................................................................................      6.90      04/01/15
     5,000     Ser 29 A..............................................................................      5.25      04/01/15
     1,400     Ser MM-1 (AMT)........................................................................      7.95      10/01/21
-----------
    10,900
-----------
             NURSING & HEALTH RELATED FACILITIES REVENUE (1.2%)
     2,500   New York State Medical Care Facilities Finance Authority, Long Term Health Care 1992 Ser
               D (CGIC)..............................................................................      6.50      11/01/15
-----------
             RESOURCE RECOVERY REVENUE (3.9%)
     3,000   Hempstead Industrial Development Agency, 1985 American REF-FUEL Co of Hempstead.........      7.40      12/01/10
     3,000   New York State Environmental Facilities Corporation, Huntington
               1989 Ser A (AMT)......................................................................      7.50      10/01/12
     2,000   Oneida-Herkimer Solid Waste Management Authority, Ser 1992..............................      6.75      04/01/14
-----------
     8,000
-----------
             TRANSPORTATION FACILITIES REVENUE (9.9%)
     2,500   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA)................      5.75      01/01/25
     5,000   Metropolitan Transportation Authority, Commuter Sub Grand Central Terminal Redev Ser
               1995-1 (FSA)..........................................................................      5.70      07/01/24
             New York State Thruway Authority,
     3,500     Ser A.................................................................................      5.75      01/01/12
     2,000     Ser C (FGIC)..........................................................................      6.00      01/01/25
     5,000   Port Authority of New York & New Jersey, Cons 100th Ser.................................      5.75      12/15/20
     3,000   Puerto Rico Highway & Transportation Authority, Refg Ser X..............................      5.50      07/01/15
-----------
    21,000
-----------
             WATER & SEWER REVENUE (8.3%)
             New York City Municipal Water Finance Authority,
     4,000     1990 Ser A............................................................................      6.00      06/15/19
     4,000     1994 Ser B............................................................................      5.375     06/15/07
             Suffolk County Industrial Development Agency,
     5,000     Southwest Sewer Ser 1994 (FGIC).......................................................      6.00      02/01/07
     4,000     Southwest Sewer Ser 1994 (FGIC).......................................................      6.00      02/01/08
-----------
    17,000
-----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------

 $   2,390   $     2,515,759
     1,000         1,028,060
     2,396         2,500,831
             ---------------
-----------
                   6,044,650
     5,786
             ---------------
-----------

     4,500         4,833,765
     5,000         4,721,800
     1,400         1,509,494
             ---------------
-----------
                  11,065,059
    10,900
             ---------------
-----------

     2,500
                   2,717,000
             ---------------
-----------

     3,000         3,124,020
     3,000
                   3,194,880
     2,000         2,079,200
             ---------------
-----------
                   8,398,100
     8,000
             ---------------
-----------

     2,500         2,569,800
     5,000
                   5,067,050

     3,500         3,587,885
     2,000         2,103,680
     5,000         5,096,600
     3,000         3,028,680
             ---------------
-----------
                  21,453,695
    21,000
             ---------------
-----------

     4,000         4,047,080
     4,000         4,084,680

     5,000         5,457,050
     4,000         4,351,840
             ---------------
-----------
                  17,940,650
    17,000
             ---------------
-----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENT DECEMBER 31, 1995, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                               COUPON     MATURITY
 THOUSANDS                                                                                                RATE        DATE
-----------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE (9.0%)
 $   4,000   Municipal Assistance Corporation for the City of New York, Ser 57.......................      7.25 %    07/01/08
     5,000   New York Local Government Assistance Corporation, Ser 1994 A............................      5.50      04/01/17
    10,000   United Nations Development Corporation, 1992 Refg Ser A Sr Lien.........................      6.00      07/01/26
-----------
    19,000
-----------
             REFUNDED (6.5%)
     5,000   New York Local Government Assistance Corporation, Ser 1991 B............................      7.50    04/01/01++
     3,000   New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)..............      7.375     07/01/16
     4,000   New York State Medical Care Facilities Finance Agency, St Lukes-Roosevelt Hospital
               Center-FHA Ins Mtge 1989 Ser B........................................................      7.40    02/15/00++
-----------
    12,000
-----------

             TOTAL NEW YORK EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $194,635,966)............................................
   206,696
-----------

             SHORT-TERM NEW YORK EXEMPT MUNICIPAL OBLIGATION (1.4%)
     3,000   Syracuse Industrial Development Agency, Syracuse University Eggers Hall Ser 1993 (Demand
               01/02/96) (Identified Cost $3,000,000)................................................      5.90*     03/01/23
-----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS        VALUE
-----------
 $   4,000   $     4,144,880
     5,000         5,119,750
    10,000        10,203,100
             ---------------
-----------
                  19,467,730
    19,000
             ---------------
-----------
     5,000         5,848,200
     3,000         3,644,490
     4,000
                   4,502,080
             ---------------
-----------
                  13,994,770
    12,000
             ---------------
-----------
   206,696       210,064,804
-----------  ---------------
     3,000
                   3,000,000
             ---------------
-----------

 $ 209,696   TOTAL INVESTMENTS (IDENTIFIED COST $197,635,966) (A)........................       98.4%   213,064,804
-----------
-----------

             CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................        1.6      3,553,238
                                                                                               -----   ------------

             NET ASSETS..................................................................      100.0%  $216,618,042
                                                                                               -----   ------------
                                                                                               -----   ------------

---------------------
AMT  Alternative Minimum Tax.
ETM  Escrowed to Maturity.
 *   Current coupon of variable rate security.
++   Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes is $197,635,966; the aggregate gross unrealized appreciation is $15,810,446 and the aggregate gross unrealized depreciation is $381,608, resulting in net unrealized appreciation of $15,428,838.
BOND INSURANCE:
AMBAC AMBAC Indemnity Insurance Corporation.
CAPMAC Capital Markets Assurance Corporation.
CGIC Capital Guaranty Insurance Company.
FGIC Financial Guaranty Insurance Company.
FSA  Financial Security Assurance Inc.
MBIA Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $197,635,966)............................  $                 213,064,804
Cash........................................................                      1,074,926
Receivable for:
    Interest................................................                      3,601,682
    Shares of beneficial interest sold......................                         77,838
Prepaid expenses............................................                         15,147
                                                                              -------------

     TOTAL ASSETS...........................................                    217,834,397
                                                                              -------------

LIABILITIES:
Payable for:
    Dividends and distributions.............................                        793,064
    Plan of distribution fee................................                        137,637
    Investment management fee...............................                        100,934
    Shares of beneficial interest repurchased...............                         75,137
Accrued expenses............................................                        109,583
                                                                              -------------

     TOTAL LIABILITIES......................................                      1,216,355
                                                                              -------------

NET ASSETS:
Paid-in-capital.............................................                    200,479,794
Net unrealized appreciation.................................                     15,428,838
Accumulated undistributed net investment income.............                         52,897
Accumulated undistributed net realized gain.................                        656,513
                                                                              -------------

     NET ASSETS.............................................  $                 216,618,042
                                                                              -------------
                                                                              -------------

NET ASSET VALUE PER SHARE,
  18,113,570 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                                     $11.96
                                                              -----------------------------
                                                              -----------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $13,117,259
                                                              -----------

EXPENSES
Plan of distribution fee....................................    1,607,828
Investment management fee...................................    1,179,074
Transfer agent fees and expenses............................       90,010
Professional fees...........................................       51,817
Shareholder reports and notices.............................       48,629
Trustees' fees and expenses.................................       24,535
Custodian fees..............................................       10,401
Registration fees...........................................        8,728
Other.......................................................       12,882
                                                              -----------

     TOTAL EXPENSES BEFORE EXPENSE OFFSET...................    3,033,904

     LESS: EXPENSE OFFSET...................................      (10,375)
                                                              -----------

     TOTAL EXPENSES AFTER EXPENSE OFFSET....................    3,023,529
                                                              -----------

     NET INVESTMENT INCOME..................................   10,093,730
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    2,568,550
Net change in unrealized depreciation.......................   20,081,778
                                                              -----------

     NET GAIN...............................................   22,650,328
                                                              -----------

NET INCREASE................................................  $32,744,058
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1995   DECEMBER 31, 1994
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $ 10,093,730        $ 11,294,623
Net realized gain (loss)....................................       2,568,550            (487,800)
Net change in unrealized appreciation/depreciation..........      20,081,778         (29,811,878)
                                                              -----------------   -----------------

     NET INCREASE (DECREASE)................................      32,744,058         (19,005,055)
                                                              -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................     (10,054,862)        (11,286,357)
Net realized gain...........................................      (1,424,236)         (3,193,040)
                                                              -----------------   -----------------

     TOTAL..................................................     (11,479,098)        (14,479,397)
                                                              -----------------   -----------------
Net decrease from transactions in shares of beneficial
  interest..................................................     (11,693,907)         (5,929,150)
                                                              -----------------   -----------------

     TOTAL INCREASE (DECREASE)..............................       9,571,053         (39,413,602)

NET ASSETS:
Beginning of period.........................................     207,046,989         246,460,591
                                                              -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $52,897 AND $14,003, RESPECTIVELY)......................    $216,618,042        $207,046,989
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of average daily net assets not exceeding $500 million and 0.525% to the portion of average daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers, who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended December 31, 1995, it received approximately $337,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1995 aggregated $33,490,393 and $38,365,443, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $11,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1995

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

included in Trustees' fees and expenses in the Statement of Operations amounted to $3,121. At December 31, 1995, the Fund had an accrued pension liability of $48,649 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                        DECEMBER 31, 1995             DECEMBER 31, 1994
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    1,646,704   $   18,911,488     1,882,224   $ 21,996,590
Reinvestment of dividends and distributions......................      580,096        6,745,389       776,114      8,847,709
                                                                   -----------   --------------   -----------   ------------
                                                                     2,226,800       25,656,877     2,658,338     30,844,299
Repurchased......................................................   (3,239,090)     (37,350,784)   (3,244,785)   (36,773,449)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................   (1,012,290)  $  (11,693,907)     (586,447)  $ (5,929,150)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

During the year ended December 31, 1995, the Fund utilized its net capital loss carryover of approximately $488,000.

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED DECEMBER 31
                  ----------------------------------------------------------------------------------------------------------------
                     1995       1994       1993        1992       1991       1990        1989       1988       1987        1986
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   10.83   $  12.50   $  11.98   $   11.68   $  11.00   $  11.25   $   10.94   $  10.50   $  11.57   $   10.57
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........      0.55       0.57       0.65        0.65       0.68       0.68        0.68       0.68       0.70        0.72
Net realized and
 unrealized gain
 (loss)..........      1.20      (1.51)      0.72        0.34       0.70      (0.25)       0.31       0.44      (0.93)       1.09
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......      1.75      (0.94)      1.37        0.99       1.38       0.43        0.99       1.12      (0.23)       1.81
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.54)     (0.57)     (0.65)      (0.65)     (0.68)     (0.68)      (0.68)     (0.67)     (0.70)      (0.72)
   Net realized
   gain..........     (0.08)     (0.16)     (0.20)      (0.04)     (0.02)     --         --          (0.01)     (0.14)      (0.09)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...     (0.62)     (0.73)     (0.85)      (0.69)     (0.70)     (0.68)      (0.68)     (0.68)     (0.84)      (0.81)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $   11.96   $  10.83   $  12.50   $   11.98   $  11.68   $  11.00   $   11.25   $  10.94   $  10.50   $   11.57
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+               16.59%     (7.74)%    11.72%       8.70%     12.94%      4.01%       9.34%     10.91%     (1.89)%     17.62%

RATIOS TO AVERAGE
 NET ASSETS:
Expenses.........      1.42%(1)     1.40%     1.27%      1.40%      1.32%      1.37%       1.37%      1.41%      1.40%       1.41%

Net investment
 income..........      4.70%      4.96%      5.20%       5.48%      6.00%      6.13%       6.09%      6.28%      6.44%       6.36%

SUPPLEMENTAL
DATA:
Net assets, end
 of period, in
 millions........       $217       $207       $246        $209       $182       $158        $147       $129       $113        $113

Portfolio
 turnover rate...        17%        10%        25%         16%        17%        23%          4%        18%        40%         23%

---------------------
 +   Does not reflect the deduction of sales charge.
(1) The above expense ratio would have been 1.41% which reflects 0.01% effect for custody cash credits.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER NEW YORK TAX-FREE INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter New York Tax-Free Income Fund (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 1996

--------------------------------------------------------------------------------
                      1995 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1995, the Fund paid to the shareholders $0.54 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1995, the Fund paid to shareholders $0.08 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

James F. Willison
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
NEW YORK
TAX-FREE
INCOME FUND

[Graphic]


ANNUAL REPORT
DECEMBER 31, 1995

     DEAN WITTER NEW YORK TAX-FREE INCOME FUND
                                   GROWTH OF $10,000


        DATE                        TOTAL               LEHMAN MUNI BOND
                                                             INDEX
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1985                 $10,000                  $10,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1986                 $11,762                  $11,931
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1987                 $11,540                  $12,111
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1988                 $12,799                  $13,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1989                 $13,994                  $14,781
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1990                 $14,556                  $15,859
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1991                 $16,439                  $17,784
-------------------------------------------------------------------------------
     December 31, 1992                 $17,869                  $19,353
-------------------------------------------------------------------------------
     December 31, 1993                 $19,964                  $21,729
-------------------------------------------------------------------------------
     December 31, 1994                 $18,419                  $20,606
-------------------------------------------------------------------------------
     December 31, 1995                 $21,474(3)               $24,202
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                             AVERAGE ANNUAL TOTAL RETURNS
                        1 YEAR     5 YEARS     10 YEARS
                   ------------------------------------------
                   ------------------------------------------
                       16.59(1)     8.09(1)     7.94(1)
                   ------------------------------------------
                       11.59(2)     7.79(2)     7.94(2)
                   ------------------------------------------
                   ------------------------------------------

                      --------------------------------
                      --------------------------------
                             Fund        Lehman(4)
                          ----     ------
                      --------------------------------
                      --------------------------------


     Past performance is not predictive of future returns.

--------------------------------------

    (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

    (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contigent deferred sales charge
         (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

    (3)  Closing value, assuming a complete redemption on December 31, 1995.

    (4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.